Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 60,593,191	$ 26,322,047	$ 16,567,982	$ 23,475,521
Financial instruments	0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	60,127,906	26,321,627
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 1,337,531	685,518
Description of risk	Based on the financial assets and liabilities held at June 30, 2021, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $1,337,531 lower/$1,337,531 higher (2020 – $685,518 lower/$685,518 higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 1,796,988	$ 1,025,845
Description of risk	Based on the financial instruments held at June 30, 2021, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the Group’s post-tax loss for the year would have been $1,796,988 lower/$1,796,988 higher (2020 – $1,025,845 lower/$1,025,845 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax loss will have an equivalent change to equity.